INTANGIBLE	12 Months Ended
Dec. 31, 2021
INTANGIBLE
INTANGIBLE
16.	INTANGIBLE
16.1.	Goodwill and intangible assets with indefinite useful life

	December 31,	December 31,
	2021	2020
Facepa	119,332	119,332
Fibria	7,897,051	7,897,051
Other (1)	3,216	1,196
	8,019,599	8,017,579

1)	Refer to other intangible assets with indefinite useful life such as servitude of passage and electricity.

The goodwill is based on expected future profitability supported by valuation reports, after purchase price allocation.

Goodwill are allocated to cash-generating units as presented in Note 29.4.

The calculation of the value in use of non-financial assets is done annually using the discounted cash flow method. In 2021, the Company used the strategic plan and annual budget with growing projections until 2026 and the average perpetuity of the cash generating unit considering a nominal rate of 3.14% p.a. from this date, based on historical information of previous years, economic and financial projections from each specific market that the Company has operations, impacts of potential climate changes, and additionally include official information disclosed by independent institutions and government agencies.

The discount rate, after taxes, adopted by the Management was 8.50% p.a., calculated based on weighted average cost of capital (“WACC”). The assumptions in the table set forth below were also adopted:

	2022	2023	2024	2025	2026
Net average pulp price – Foreign market (US$/t)
Asia	514.9	595.7	607.2	546.2	550.0
Europa	571.5	545.7	597.8	535.2	550.0
North America	613.4	592.6	649.2	581.2	597.3
Latin America	609.5	582.7	638.3	571.4	587.3
Net average pulp price – Internal market (US$/t)	536.7	504.3	552.4	494.6	508.3
Average exchange rate (R$/U.S.$)	5.24	5.10	5.08	5.43	5.19
Discount rate (post-tax)	8.50% p.a.	8.50% p.a.	8.50% p.a.	8.50% p.a.	8.50% p.a
Discount rate (pre-tax).	11.90% p.a.	11.90% p.a.	11.90% p.a.	11.90% p.a.	11.90% p.a.

Based on Management's analyzes carried out in 2021, the recoverable amount is higher than the book value and, consequently, no impairment loss was identified.

16.2.	Intangible assets with determined useful life

		December 31,	December 31,
		2021	2020
Beginning balance		8,741,949	9,649,789
Additions		285,278	2,307
Amortization		(973,516)	(980,385)
Transfers and others		(38,971)	70,238
Ending balance		8,014,740	8,741,949

Represented by	Average rate %
Non-compete agreement	5 and 46.1	5,394	5,706
Ports concession	4.3	199,658	209,506
Lease agreements	16.9	21,873	29,373
Supplier agreements	12.9	70,368	85,182
Port service contracts	4.2	609,283	639,275
Cultivars	14.3	81,568	101,960
Trademarks and patents	10.0	14,071	16,627
Customer portfolio	9.1	6,567,840	7,388,820
Supplier agreements	17.6	31,993	41,250
Software	20.0	121,312	123,788
Others	7.2	291,380	100,462
		8,014,740	8,741,949

For the year ended December 31, 2021, the Company did not identify any trigger to perform the impairment test of intangible assets with determined useful life.